SCHEDULE OF DISAGGREGATION REVENUE (Details) - USD ($)	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 2,581,636	$ 2,323,730	$ 1,680,042	$ 7,096,213	$ 5,326,375	$ 7,297,146	$ 4,450,785
Employee Benefits, Solutions, LLC [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	226,233		188,670	642,428	567,054
US Benefits Alliance, LLC [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	18,241		11,757	45,861	206,698
Commercial Coverage Solutions LLC [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	120,762		81,344	274,928	227,044
Southwestern Montana Financial Center, Inc. [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	343,546		318,688	1,283,402	1,148,538
Fortman Insurance Services, LLC [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	551,856		470,942	1,512,400	1,459,077
Altruis Benefits Consulting, LLC [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	807,775		608,641	2,558,653	1,717,964
Kush [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	513,223			778,541
Previously Reported [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax		2,296,328				7,279,530
Regular [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax							4,450,785
Regular [Member] | Previously Reported [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax						7,074,362
Contingent Commision [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax
Contingent Commision [Member] | Previously Reported [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax						205,168
Medical/Life [Member] | Previously Reported [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax						6,009,558
Medical/Life [Member] | Regular [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	2,266,656		1,386,244	6,192,958	4,521,102
Medical/Life [Member] | Regular [Member] | Employee Benefits, Solutions, LLC [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	226,233		188,670	642,428	567,054
Medical/Life [Member] | Regular [Member] | US Benefits Alliance, LLC [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	18,241		11,757	45,861	206,698
Medical/Life [Member] | Regular [Member] | Commercial Coverage Solutions LLC [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax
Medical/Life [Member] | Regular [Member] | Southwestern Montana Financial Center, Inc. [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	343,546		318,688	1,283,402	1,148,538
Medical/Life [Member] | Regular [Member] | Fortman Insurance Services, LLC [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	357,638		258,488	884,073	880,848
Medical/Life [Member] | Regular [Member] | Altruis Benefits Consulting, LLC [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	807,775		608,641	2,558,653	1,717,964
Medical/Life [Member] | Regular [Member] | Kush [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	513,223			778,541
Medical/Life [Member] | Regular [Member] | Previously Reported [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax						6,009,558
Medical/Life [Member] | Contingent Commision [Member] | Previously Reported [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax
Property and Casualty [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax							866,793
Property and Casualty [Member] | Previously Reported [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax						1,064,804
Property and Casualty [Member] | Regular [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	314,980		293,798	903,255	805,273		866,793
Property and Casualty [Member] | Regular [Member] | Employee Benefits, Solutions, LLC [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax
Property and Casualty [Member] | Regular [Member] | US Benefits Alliance, LLC [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax
Property and Casualty [Member] | Regular [Member] | Commercial Coverage Solutions LLC [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	120,762		81,344	274,928	227,044
Property and Casualty [Member] | Regular [Member] | Southwestern Montana Financial Center, Inc. [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax
Property and Casualty [Member] | Regular [Member] | Fortman Insurance Services, LLC [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	194,218		212,454	628,327	578,229
Property and Casualty [Member] | Regular [Member] | Altruis Benefits Consulting, LLC [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax
Property and Casualty [Member] | Regular [Member] | Kush [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax
Property and Casualty [Member] | Regular [Member] | Previously Reported [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax						1,064,804
Property and Casualty [Member] | Contingent Commision [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax
Property and Casualty [Member] | Contingent Commision [Member] | Previously Reported [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax						$ 205,168
Medical [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax							3,582,182
Medical [Member] | Regular [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax							3,583,992
Medical [Member] | Contingent Commision [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax